28. EQUITY AND REMUNERATION TO SHAREHOLDERS (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reserves and retained earnings within equity [line items]
Net income for the year	R$ 3,127	R$ 1,700	R$ 1,001
Expired dividends		8
Incentives tax reserve
Unrealized profit reserve	835
Retained earnings [member]
Disclosure of reserves and retained earnings within equity [line items]
Net income for the year	3,127	1,700	1,001
Expired dividends		42
Incentives tax reserve	(18)	(9)	(1)
Deemed cost realization	25	42	28
Adjustment for initial adoption of IFRS 9 and IFRS 15.		(157)
Dividends proposed	(764)	(867)	(500)
Unrealized profit reserve	(835)
Retained earnings reserve	R$ 1,535	R$ 751	R$ 528